UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fir Tree, Inc.
Address: 535 Fifth Avenue
         31st Floor
         New York, New York  10017

13F File Number:  28-6884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Tannenbaum
Title:     President
Phone:     212.599.0090

Signature, Place, and Date of Signing:

     Jeffrey D. Tannenbaum     New York, New York     May 13, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $901,978 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       SDCV  4.500% 8/1 00130HAN5    11741 11920000 PRN      Sole                 11920000
ASSURANT INC                   COM              04621x108    28842  1146800 SH       Sole                  1146800
AT&T WIRELESS SVCS INC         COM              00209a106    11228   825000 SH       Sole                   825000
CHARTER COMMUNICATIONS INC D   NOTE  5.750%10/1 16117MAB3    19988 20500000 PRN      Sole                 20500000
CHARTER COMMUNICATIONS INC D   NOTE  4.750% 6/0 16117MAC1    18623 19500000 PRN      Sole                 19500000
CHARTER COMMUNICATIONS INC D   PUT              16117m957     2266   480000 SH       Sole                   480000
DELTA AIR LINES INC DEL        CALL             247361908    11801  1490000 SH       Sole                  1490000
DUKE ENERGY CORP               PUT              264399956     4520   200000 SH       Sole                   200000
EDISON INTL                    COM              281020107    36129  1487400 SH       Sole                  1487400
EL PASO CORP                   COM              28336l109    10797  1518600 SH       Sole                  1518600
EL PASO CORP                   PUT              28336l959     3413   480000 SH       Sole                   480000
EL PASO CORP                   DBCV         2/2 28336LAC3     5625 12000000 PRN      Sole                 12000000
FEDERAL HOME LN MTG CORP       CALL             313400901    46073   780100 SH       Sole                   780100
FEDERAL HOME LN MTG CORP       PUT              313400951    43681   739600 SH       Sole                   739600
FEDERAL HOME LN MTG CORP       COM              313400301    72278  1223800 SH       Sole                  1223800
FEDERAL NATL MTG ASSN          CALL             313586909    72662   977300 SH       Sole                   977300
FEDERAL NATL MTG ASSN          COM              313586109    19918   267900 SH       Sole                   267900
MARSH & MCLENNAN COS INC       COM              571748102    20835   450000 SH       Sole                   450000
MEDCO HEALTH SOLUTIONS INC     COM              58405u102    21284   626000 SH       Sole                   626000
NORTHWEST AIRLS CORP           PUT              667280951     3033   300000 SH       Sole                   300000
PG&E CORP                      COM              69331c108   126144  4354305 SH       Sole                  4354305
PHARMACEUTICAL HLDRS TR        CALL             71712a906    15276   200000 SH       Sole                   200000
QWEST COMMUNICATIONS INTL IN   COM              749121109    16057  3725550 SH       Sole                  3725550
ST PAUL COS INC                COM              792860108     2081    52000 SH       Sole                    52000
ST PAUL COS INC                CALL             792860908    63160  1578600 SH       Sole                  1578600
TELEFONOS DE MEXICO S A        CALL             879403900    53098  1521000 SH       Sole                  1521000
TRAVELERS PPTY CAS CORP NEW    CALL             89420g906     9662   563400 SH       Sole                   563400
TXU CORP                       COM              873168108    61619  2150000 SH       Sole                  2150000
UNUMPROVIDENT CORP             COM              91529y106    17726  1211600 SH       Sole                  1211600
WASHINGTON MUT INC             COM              939322103     6607   154700 SH       Sole                   154700
WASHINGTON MUT INC             CALL             939322903    53686  1257000 SH       Sole                  1257000
WASHINGTON MUT INC             PUT              939322953     5176   121200 SH       Sole                   121200
XM SATELLITE RADIO HLDGS INC   CL A             983759101     6949   248809 SH       Sole                   248909